DISCONTINUED OPERATIONS - Operating results from discontinued operations included in the Group's consolidated statements of comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major classes of line items constituting pre-tax profit of discontinued operations
Income tax benefits	$ 0	$ 0	$ 0
Net (loss) income from discontinued operations, net of applicable income taxes		18,927	(3,326)
Discontinued Operations, Disposed of by Sale | Mining pool operation
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues		30,340	296,942
Cost of revenue		(30,083)	(295,468)
Sales and marketing expenses		(30)	(354)
General and administrative expenses		(57)	(417)
Service development expenses		(72)	(353)
Other operating income		413	70
Net loss on disposal of cryptocurrency assets			(860)
Impairment of cryptocurrency assets			(2,886)
Changes in fair value of cryptocurrency assets		(271)
(Loss) income before income tax from discontinued operations		240	(3,326)
Net (loss) income from discontinued operations, net of applicable income taxes		$ 240	$ (3,326)